CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4,672	$ 10,718
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	290,000,000	290,000,000
Common Stock, shares issued	33,182,100	34,268,736
Common Stock, shares outstanding	33,182,100	34,268,736